PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.4%
Municipal Bonds
Alabama 4.3%
Alabama Hsg. Fin. Auth. Rev., Forest Hills Vlg. Proj., Series A (Mandatory put date 11/01/26)	5.000%(cc)	11/01/27	200	$203,249
Black Belt Energy Gas Dist. Rev.,
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	680	683,169
Series B-1 (Mandatory put date 10/01/27)	4.000(cc)	04/01/53	545	551,284
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	110	110,984

Lower Alabama Gas Dist. Rev., Series A	5.000	09/01/27	400	410,469
				1,959,155
Arizona 4.2%
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	1,195	1,208,852
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	350	355,911

Glendale Indl. Dev. Auth. Rev., Midwest Univ. Foundation, Sr. Series A, AMT	5.000	07/01/27	340	347,029
				1,911,792
California 10.1%
California Cnty. Tobacco Securitization Agcy. Rev., Sonoma Cnty. Securitization Corp., Series A, Rfdg.	5.000	06/01/27	325	334,417
California Hlth. Facs. Fing. Auth. Rev., Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	130	134,240
California Infrast. & Econ. Dev. Bank Rev., Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	1,000	986,493
California Muni. Fin. Auth. Rev.,
Draw Down Wste. Mgmt., Inc. Proj., Series A, Rmkt., AMT (Mandatory put date 12/01/25)	3.800(cc)	10/01/45	250	249,338
Sr. Lien, LINXS APM Proj., Series A, P3 Proj., AMT	5.000	12/31/27	110	112,706
Terracina at Westpark Apts., Series A (Mandatory put date 08/01/27)	3.200(cc)	09/01/45	100	100,101

California St., CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	772,929
City of Los Angeles Dept. of Arpt. Rev., Series B, Rfdg., AMT	5.000	05/15/27	330	340,828
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	475	478,951
LA Dept. of Wtr. & Pwr. Sys., Series C	5.000	07/01/26	200	202,275
Series A, Rfdg.	5.000	07/01/27	160	166,077
Series A, Rfdg.	5.000	07/01/28	175	183,052
Series D, Rfdg.	5.000	07/01/26	425	430,893

River Islands Pub. Fing. Auth., Spl. Tax, Cmnty. Facs. Dt. No. 2023-1 Impt. Area No. 3, Rfdg.	5.000	09/01/27	100	101,871
				4,594,171
Colorado 4.3%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/26	260	263,098
Commonspirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	200	202,379
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	175	175,582
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/27	245	252,409
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	380	385,825
SCL Hlth. Sys., Series A, Rfdg.	5.000	01/01/26	125	125,213

Univ. of Colorado Rev., Univ. Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	540	533,242
				1,937,748

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut 0.3%
Connecticut St. Higher Ed. Supplement Loan Auth. Rev., Chesla Loan Prog., Series B, AMT	5.000%	11/15/26	150	$152,009
District of Columbia 1.9%
Dist. of Columbia Rev.,
Children’s Hosp. Rfdg.	5.000	07/15/27	250	250,446
Children’s Hosp. Rfdg.	5.000	07/15/35	300	300,349
Dist. of Columbia Int’l. Sch.	5.000	07/01/28	175	182,340
KIPP DC Issue, Series A, Rfdg.	5.000	07/01/26	125	126,302
				859,437
Florida 1.5%
City of Tampa Rev., H. Lee Moffitt Cancer Ctr. Proj., Series B, Rfdg.	5.000	07/01/37	115	115,571
Miami-Dade Cnty. Indl. Dev. Auth. Rev., Wste. Mgmt., Inc., Rmkt.	3.350	09/01/27	300	297,288
Orange Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	250	254,324
				667,183
Georgia 6.6%
Columbus Medical Ctr. Hosp. Auth. Rev., Piedmont Healthcare Proj., Inc., Series A, Rfdg. (Mandatory put date 07/01/26)	5.000(cc)	07/01/54	155	155,197
Dev. Auth. of Monroe Cnty. Rev., GA Pwr. Co., PLT Scherer Proj., 2nd Series, Rmkt. (Mandatory put date 03/06/26)	3.875(cc)	10/01/48	310	310,483
Main Street Natural Gas, Inc. Rev.,
Series A	5.000	12/01/27	125	129,002
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	1,390	1,405,439
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	1,000	1,004,284
				3,004,405
Illinois 12.7%
Chicago Brd. of Ed.,
Series A, GO, Rfdg., AG	5.000	12/01/27	100	103,801
Series C, GO, Rfdg.	5.250	12/01/27	700	710,219
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Sr. Lien, Series C, Rfdg.	5.000	01/01/35	500	500,511
Sr. Lien, Series D	5.250	01/01/35	365	371,525

City of Chicago, Series A, GO, Rfdg.(ee)	5.000	01/01/27	150	151,492
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rfdg., Rmkt. (Mandatory put date 09/01/28)	3.957(cc)	11/01/34	965	965,095
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	252,126
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	435	437,975
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	765	760,622
Illinois St.,
GO	5.000	06/01/26	215	217,179
GO	5.000	11/01/33	175	177,128
Series A, GO	5.000	12/01/27	140	145,667
Series D, GO, Rfdg.	5.000	07/01/27	330	340,546

Illinois St. Sales Tax Rev., Jr. Oblig., Series A	4.000	06/15/27	310	314,840
Illinois St. Toll Hwy. Auth. Rev., Sr. Series A, Rfdg.	5.000	12/01/31	325	325,420
				5,774,146

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kansas 0.2%
Kansas Dev. Fin. Auth. Rev., Terrace Pointe, Series K-2 (Mandatory put date 09/01/27)	5.000%(cc)	09/01/28	100	$103,213
Kentucky 2.6%
Kentucky Pub. Energy Auth. Rev., Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	1,160	1,172,549
Maryland 0.8%
Montgomery Cnty. Hsg. Opportunities Commn. Rev., Series B, AMT	3.125	07/01/28	385	382,852
Massachusetts 3.1%
Massachusetts Dev. Fin. Agcy. Rev., Dexter Southfield., Rfdg.	5.000	05/01/30	1,035	1,035,791
Massachusetts Edl. Fing. Auth. Rev.,
Issue K, Sr. Series A, Rfdg., AMT	5.000	07/01/26	175	176,734
Sr. Series B, AMT	5.000	07/01/27	200	204,283
				1,416,808
Michigan 3.7%
Michigan Fin. Auth. Rev.,
Bronson Healthcare Grp., Series C (Mandatory put date 05/15/26)	3.750(cc)	11/15/49	635	635,868
Henry Ford Hlth. Sys., Rfdg.	5.000	11/15/27	150	152,382
Sr. Series A, Class 1, Rfdg.	5.000	06/01/26	380	383,516

Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	500	500,354
				1,672,120
Minnesota 1.1%
City of Minneapolis Rev., Allina Hlth. Sys., Series A (Mandatory put date 11/15/28)	5.000(cc)	11/15/52	215	225,938
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	275	274,840
				500,778
Missouri 0.5%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys., Series B, Rfdg. (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	210	210,755
Nevada 1.1%
Nevada St. Dept. of Bus. & Indl. Rev., Republic Svcs. Proj., Series 2001, 144A, AMT (Mandatory put date 12/01/25)	3.950(cc)	12/01/26	500	500,001
New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Rev., Silverado Proj., 144A	5.000	12/01/28	150	150,089
New Jersey 2.2%
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg., AMT	5.000	12/01/27	150	154,531
Sr. Series B, AMT	5.000	12/01/27	275	283,307
Sr. Series B, Rfdg., AMT	5.000	12/01/26	390	396,224
Sr. Series B, Rfdg., AMT	5.000	12/01/27	75	77,244

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/27	100	103,011
				1,014,317

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 2.3%
Dutchess Cnty. Loc. Dev. Corp. Rev., Health Quest Sys. Proj., Inc., Series B	5.000%	07/01/26	200	$202,058
Metropolitan Transp. Auth. Rev., Series C-1, Rfdg.	5.000	11/15/27	170	173,171
New York City Hsg. Dev. Corp. Rev., Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	500	499,018
New York St. Hsg. Fin. Agcy. Rev., Sustainable Bonds, Series B-2 (Mandatory put date 05/01/27)	3.600(cc)	11/01/62	175	175,028
				1,049,275
North Carolina 0.2%
Charlotte-Mecklenburg Hosp. Auth. Rev., Atrium Hlth., Series D, Rmkt. (Mandatory put date 06/15/27)	3.625(cc)	01/15/48	100	100,181
Ohio 1.5%
Ohio St. Rev.,
Republic Svcs., Inc. Proj., Rfdg., Rmkt. (Mandatory put date 12/01/25)	3.200(cc)	11/01/35	500	500,000
Univ. Hosps. Hlth. Sys., Series A, Rfdg.	5.000	01/15/27	175	175,344
				675,344
Oklahoma 0.2%
Oklahoma Dev. Fin. Auth. Rev., OU Med. Proj., Series B	5.000	08/15/26	100	101,051
Oregon 0.9%
Port of Portland Arpt. Rev., Series 27-A, Rfdg., AMT	5.000	07/01/26	420	424,720
Pennsylvania 2.8%
Dauphin Cnty. Gen. Auth. Rev., Pinnacle Hlth. Sys. Proj., Series A, Rfdg.	5.000	06/01/36	205	206,075
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	500	500,708
Pennsylvania Higher Ed. Assistance Agcy. Rev., Series A	5.000	06/01/26	445	447,929
Univ. of Pittsburgh-of the Commonwealth Sys. of Higher Edl. Rev., Rfdg.	4.000	04/15/26	100	100,274
				1,254,986
Rhode Island 0.7%
Rhode Island Student Loan Auth. Rev.,
Sr. Bond, Series A, AMT	5.000	12/01/26	75	76,239
Sr. Prog., Series A, AMT	5.000	12/01/26	250	254,109
				330,348
South Carolina 1.7%
SCAGO Edl. Facs. Corp. for Pickens Sch. Dist. Rev., Rfdg.	5.000	12/01/30	750	750,673
Tennessee 2.7%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Board Rev., Westview Towers Proj. (Mandatory put date 12/01/25)	3.950(cc)	12/01/27	200	200,000
Metropolitan Govt. Nashville & Davidson Cnty Hlth. & Edl. Facs. Brd. Rev., Burning Tree Apts. Proj. (Mandatory put date 10/01/27)	5.000(cc)	10/01/28	175	181,156
Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	175	179,710

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee (cont’d.)
Tennessee Energy Acq. Corp. Gas Rev.,
Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000%(cc)	05/01/53	440	$455,238
Series C	5.000	02/01/27	200	202,172
				1,218,276
Texas 9.7%
Allen Independent Sch. Dist., Sch. Bldg., GO, PSFG	5.000	02/15/36	140	140,357
Brazoria Cnty. Muni. Util. Dist. No. 21, GO, Rfdg., AG	3.500	09/01/26	150	149,741
Brazos Higher Ed. Auth., Inc. Rev., Sr. Series 1A, AMT	5.000	04/01/27	500	508,912
City of Dallas Hsg. Fin. Corp. Rev., The Positano (Mandatory put date 03/01/26)	5.000(cc)	09/01/26	100	100,088
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Series B	5.000	08/15/27	595	601,861
Idea Pub. Sch., Series B	5.000	08/15/28	250	252,320

Dallas Independent Sch. Dist., Series A-2, GO, PSFG (Mandatory put date 02/15/27)	5.000(cc)	02/15/55	140	143,483
Fort Bend Cnty. Muni. Util. Dist. No. 122, GO, Rfdg., BAM	3.000	09/01/27	335	331,584
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	200	203,615
Houston Hsg. Fin. Corp. Rev., Alcott Vlg., Series A (Mandatory put date 04/01/26)	3.200(cc)	04/01/28	800	799,454
Lower Colorado River Auth. Rev., LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/26	150	151,429
New Hope Cultural Ed. Facs. Fin. Corp. Rev., Westminster Proj., Rfdg.	5.000	11/01/26	280	283,754
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	250	251,175
Texarkana Independent Sch. Dist., GO, PSFG (Mandatory put date 08/15/26)	4.000(cc)	02/15/53	480	483,011
				4,400,784
Utah 1.3%
City of Salt Lake City Arpt. Rev., Series A, AMT	5.000	07/01/27	360	370,201
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	200	202,819
				573,020
Virginia 1.8%
Alexandria Redev. & Hsg. Auth. Rev., 431 S. Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400(cc)	12/01/54	100	100,000
Virginia Small Bus. Fing. Auth. Rev., Hampton Univ., Rfdg.	5.000	10/01/26	705	714,107
				814,107
Washington 5.0%
City of Redmond, GO, Rfdg.	3.000	12/01/26	370	368,641
King Cnty. Hsg. Auth. Rev.,
Rfdg.	5.000	01/01/27	200	204,038
Rfdg.	5.000	07/01/27	200	205,879
Rfdg.	5.000	01/01/28	150	155,790

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)
Washington Healthcare Facs. Auth. Rev.,
Commonspirit Hlth., Series B-3, Rfdg. (Mandatory put date 08/01/26)	5.000%(cc)	08/01/49	535	$536,020
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/26	385	389,103
Providence St. Joseph Hlth., Series B, Rfdg.	5.000	10/01/26	170	172,270
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/27	120	124,081
Series A, GO, AMT, BAM	5.000	12/01/28	100	105,120
				2,260,942
Wisconsin 5.1%
Pub. Fin. Auth. Rev.,
Cuyahoga River Cap. Port., Class A, Series 1, 144A (Mandatory put date 07/01/28)	4.000(cc)	01/01/55	750	775,100
Kahala Nui Proj., Rfdg.	5.000	11/15/26	275	279,076
Kahala Nui Proj., Rfdg.	5.000	11/15/27	290	298,932
Triad Edu. Svcs., Inc., Series A	4.000	06/15/26	370	370,569

Wisconsin Dept. of Transp. Rev., Series 1, Rfdg.	5.000	07/01/26	265	268,695
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Advocate Aurora Hlth. Credit Grp., Series C-3, Rfdg., Rmkt. (Mandatory put date 06/04/26)	5.000(cc)	08/15/54	295	298,124
				2,290,496

Total Long-Term Investments (cost $44,160,934)				44,227,731

	Shares
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $446,514)(wb)	446,514	446,514

TOTAL INVESTMENTS 98.4% (cost $44,607,448)		44,674,245
Other assets in excess of liabilities(z) 1.6%		742,821

Net Assets 100.0%		$45,417,066

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AG—Assured Guaranty Inc.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
GO—General Obligation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
34	2 Year U.S. Treasury Notes	Mar. 2026	$7,101,219	$5,292
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).